SCHEDULE OF CONSOLIDATED STATEMENTS OF OPERATIONS AND OTHER COMPREHENSIVE LOSS (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Nov. 30, 2023	Dec. 31, 2022	Nov. 30, 2022	Dec. 31, 2021	Nov. 30, 2021
Revenues:
Total Revenue	$ 286,110	$ 200,562	$ 830,519		$ 1,202,890
Cost of revenue
Total Cost of revenue	(122,813)	(77,769)	(334,825)		(688,365)
Gross profit	163,297	122,793	495,694		514,525
Operating expenses:
General and administrative expenses	(1,129,191)	(736,391)	(1,874,528)	$ 1,124,516	(1,471,898)	$ 589,646
Total operating expenses	(1,495,383)	(736,391)	(2,368,426)	1,244,516	(1,471,898)	689,646
Other income (expense)
Other income	78,013	999,966	187,282		146,711
Unrealized (loss) on related party transactions	(49,571)	13,853	68,787		(29,551)
Loss on equity method investment, related party	(14,744)	(53,199)	(33,898)		(100,949)
Total Other Income	(4,433)	960,620	222,171	2,215,619	16,211	990,110
Loss before provision for income taxes	(1,336,519)	347,022	(1,650,561)	971,103	(941,162)	300,464
Provision for income taxes		(175,173)		(422,230)		(186,923)
Net loss	(1,336,519)	171,849	(1,650,561)	548,873	(941,162)	113,541
Less: Net (loss) income attributable to non-controlling interests	(319)	(722)	(3,830)		(4,836)
Net loss attributable to common shareholders	(1,336,838)	171,127	(1,654,391)	548,873	(945,998)	113,541
Other Comprehensive Income, Net of Tax:
Foreign exchange translation adjustment	86,818	58,843	2,999		19,608
Total Other Comprehensive Income, Net of Tax:	86,818	58,843	2,999		19,608
Comprehensive Loss	(1,250,020)	229,970	$ (1,651,392)		$ (926,390)
Weighted average number of shares outstanding, basic			10,000		10,000
Weighted average number of shares outstanding, diluted			10,000		10,000
Net loss per common share, basic			$ (165.44)		$ (94.60)
Net loss per common share, diluted			$ (165.44)		$ (94.60)
Current Assets
Cash and cash equivalents	974,632		$ 878,803	585,654		1,172,581
Accounts receivable, net	29,156	14,302	28,611		$ 9,070		$ 2,519
Inventory	3,598		1,977
Other receivables	59,213		41,203
Convertible note receivable - related party	324,521				198,125
Prepaid expenses	15,779		6,862
Total Current Assets	1,548,566		957,456	703,154		1,194,624
Non-Current Assets
Property and Equipment, net	113,520		129,230		166,338
Investment in associate, related party					155,369
Deposit	411,860		298,324
Operating lease right-of-use assets, net	459,339		598,508
Total Non-Current Assets	1,009,593		1,026,062
TOTAL ASSETS	2,558,159		1,983,518	21,955,793		89,297,234
Current Liabilities
Accounts payable and accrued expenses	602,624		137,199	632,270	60,771	376,541
Accrued commissions	81,634		85,206
VAT payable
Operating lease liabilities - Current	362,343		429,687
Deferred revenue
Total Current Liabilities	4,468,314		2,770,587	837,575		376,541
Non-Current Liabilities
Operating lease liabilities - Non-current	110,344		182,380
Total Non-Current Liabilities	1,057,844		182,380
Commitments and Contingencies
Stockholders’ Equity
Preferred stock, US$0.001 par value; 10,000,000 shares authorized; none issued and outstanding as of December 31, 2022
Preferred stock, par value	$ 0.001		$ 0.001	$ 0.0001	$ 0.001	$ 0.0001
Preferred stock, shares authorized	10,000,000		10,000,000	1,000,000	10,000,000	1,000,000
Preferred stock, shares issued	0		0	0	0	0
Preferred stock, shares outstanding	0		0	0	0	0
Common stock, US$.001 par value; 50,000,000 shares authorized; 10,000 shares issued and outstanding as of December 31, 2022	$ 1,623		$ 10
Common stock, par value	$ 0.0001		$ 0.001		$ 0.001
Common stock, shares authorized	50,000,000		500,000,000		50,000,000
Common stock shares issued	16,223,301		10,000		10,000
Common stock, shares outstanding	16,223,301		10,000		10,000
Accumulated other comprehensive loss	$ (110,223)		$ (197,040)		$ (200,039)
Retained earnings	(4,102,241)		(781,085)	$ (2,357,806)	873,306	$ (2,032,532)
Total HWH International Inc. Stockholders’ (deficit) equity	(3,132,498)		(978,115)	(2,357,543)		(2,032,269)
Non-controlling interests	164,499		8,666		4,836
Total Stockholders’ (Deficit) Equity	(2,967,999)	(1,574,742)	(969,449)	(2,357,543)	(1,805,434)	(2,032,269)	$ 1,599,667	$ 20,000
TOTAL LIABILITIES AND STOCKHOLDERS’ (DEFICIT) EQUITY	2,558,159		1,983,518	$ 21,955,793		$ 89,297,234
Related Party [Member]
Other income (expense)
Other income	1,819	1,723	6,756		3,780
Current Liabilities
Due to related party, net	3,141,918		2,118,495
Membership [Member]
Revenues:
Total Revenue		12,583	12,293		751,452
Cost of revenue
Total Cost of revenue		(11,868)	(13,827)		(523,243)
Non Membership [Member]
Revenues:
Total Revenue	286,110	187,979	818,226		451,438
Cost of revenue
Total Cost of revenue	(122,813)	$ (65,901)	(320,998)		(165,122)
Previously Reported [Member]
Revenues:
Total Revenue					1,202,890
Cost of revenue
Total Cost of revenue					(656,054)
Gross profit					546,836
Operating expenses:
General and administrative expenses					(1,583,174)
Total operating expenses					(1,583,174)
Other income (expense)
Other income					147,209
Unrealized (loss) on related party transactions
Loss on equity method investment, related party
Total Other Income					147,209
Loss before provision for income taxes					(889,129)
Provision for income taxes
Net loss					(889,129)
Less: Net (loss) income attributable to non-controlling interests					(4,836)
Net loss attributable to common shareholders					(884,293)
Other Comprehensive Income, Net of Tax:
Foreign exchange translation adjustment					24,444
Total Other Comprehensive Income, Net of Tax:					24,444
Comprehensive Loss					$ (859,849)
Weighted average number of shares outstanding, basic					10,000
Weighted average number of shares outstanding, diluted					10,000
Net loss per common share, basic					$ (88.43)
Net loss per common share, diluted					$ (88.43)
Current Assets
Cash and cash equivalents					$ 1,651,088
Accounts receivable, net					9,070
Inventory					34,126
Other receivables					337,798
Convertible note receivable - related party
Prepaid expenses					17,828
Total Current Assets					2,049,910
Non-Current Assets
Property and Equipment, net					166,338
Investment in associate, related party					207,402
Deposit					305,036
Operating lease right-of-use assets, net					973,069
Total Non-Current Assets					1,651,845
TOTAL ASSETS					3,701,755
Current Liabilities
Accounts payable and accrued expenses					63,354
Accrued commissions					143,383
VAT payable					101,373
Operating lease liabilities - Current					419,303
Deferred revenue					21,198
Total Current Liabilities					2,412,279
Non-Current Liabilities
Operating lease liabilities - Non-current					559,330
Total Non-Current Liabilities					559,330
Stockholders’ Equity
Preferred stock, US$0.001 par value; 10,000,000 shares authorized; none issued and outstanding as of December 31, 2022
Common stock, US$.001 par value; 50,000,000 shares authorized; 10,000 shares issued and outstanding as of December 31, 2022					10
Accumulated other comprehensive loss					(195,203)
Retained earnings					930,175
Total HWH International Inc. Stockholders’ (deficit) equity					734,982
Non-controlling interests					(4,836)
Total Stockholders’ (Deficit) Equity					730,146
TOTAL LIABILITIES AND STOCKHOLDERS’ (DEFICIT) EQUITY					3,701,755
Previously Reported [Member] | Related Party [Member]
Current Liabilities
Due to related party, net					1,663,668
Previously Reported [Member] | Membership [Member]
Revenues:
Total Revenue					751,452
Cost of revenue
Total Cost of revenue					(523,243)
Previously Reported [Member] | Non Membership [Member]
Revenues:
Total Revenue					451,438
Cost of revenue
Total Cost of revenue					(132,811)
Revision of Prior Period, Adjustment [Member]
Revenues:
Total Revenue
Cost of revenue
Total Cost of revenue					(32,311)
Gross profit					(32,311)
Operating expenses:
General and administrative expenses					111,276
Total operating expenses					111,276
Other income (expense)
Other income					(498)
Unrealized (loss) on related party transactions					(29,551)
Loss on equity method investment, related party					(100,949)
Total Other Income					(130,998)
Loss before provision for income taxes					(52,033)
Provision for income taxes
Net loss					(52,033)
Less: Net (loss) income attributable to non-controlling interests					9,672
Net loss attributable to common shareholders					(61,705)
Other Comprehensive Income, Net of Tax:
Foreign exchange translation adjustment					(4,836)
Total Other Comprehensive Income, Net of Tax:					(4,836)
Comprehensive Loss					$ (66,541)
Weighted average number of shares outstanding, basic					10,000
Weighted average number of shares outstanding, diluted					10,000
Net loss per common share, basic					$ (6.17)
Net loss per common share, diluted					$ (6.17)
Current Assets
Cash and cash equivalents
Accounts receivable, net
Inventory
Other receivables					(302,081)
Convertible note receivable - related party					198,125
Prepaid expenses
Total Current Assets					(103,956)
Non-Current Assets
Property and Equipment, net
Investment in associate, related party					(52,033)
Deposit
Operating lease right-of-use assets, net
Total Non-Current Assets					(52,033)
TOTAL ASSETS					(155,989)
Current Liabilities
Accounts payable and accrued expenses					(2,583)
Accrued commissions
VAT payable					(101,373)
Operating lease liabilities - Current
Deferred revenue
Total Current Liabilities					(103,956)
Non-Current Liabilities
Operating lease liabilities - Non-current
Total Non-Current Liabilities
Stockholders’ Equity
Preferred stock, US$0.001 par value; 10,000,000 shares authorized; none issued and outstanding as of December 31, 2022
Common stock, US$.001 par value; 50,000,000 shares authorized; 10,000 shares issued and outstanding as of December 31, 2022
Accumulated other comprehensive loss					(4,836)
Retained earnings					(56,869)
Total HWH International Inc. Stockholders’ (deficit) equity					(61,705)
Non-controlling interests					9,672
Total Stockholders’ (Deficit) Equity					(52,033)
TOTAL LIABILITIES AND STOCKHOLDERS’ (DEFICIT) EQUITY					(155,989)
Revision of Prior Period, Adjustment [Member] | Related Party [Member]
Current Liabilities
Due to related party, net
Revision of Prior Period, Adjustment [Member] | Membership [Member]
Revenues:
Total Revenue
Cost of revenue
Total Cost of revenue
Revision of Prior Period, Adjustment [Member] | Non Membership [Member]
Revenues:
Total Revenue
Cost of revenue
Total Cost of revenue					(32,311)
Restatement [Member]
Revenues:
Total Revenue					1,202,890
Cost of revenue
Total Cost of revenue					(688,365)
Gross profit					514,525
Operating expenses:
General and administrative expenses					(1,471,898)
Total operating expenses					(1,471,898)
Other income (expense)
Other income					146,711
Unrealized (loss) on related party transactions					(29,551)
Loss on equity method investment, related party					(100,949)
Total Other Income					16,211
Loss before provision for income taxes					(941,162)
Provision for income taxes
Net loss	$ (1,336,519)		(1,650,561)		(941,162)
Less: Net (loss) income attributable to non-controlling interests					4,836
Net loss attributable to common shareholders					(945,998)
Other Comprehensive Income, Net of Tax:
Foreign exchange translation adjustment					19,608
Total Other Comprehensive Income, Net of Tax:					19,608
Comprehensive Loss					(926,390)
Current Assets
Cash and cash equivalents			1,159,201		1,651,088
Accounts receivable, net			28,611		9,070
Inventory			1,977		34,126
Other receivables			41,203		35,717
Convertible note receivable - related party					198,125
Prepaid expenses			106,862		17,828
Total Current Assets			1,337,854		1,945,954
Non-Current Assets
Property and Equipment, net			129,230		166,338
Investment in associate, related party					155,369
Deposit			298,324		305,036
Operating lease right-of-use assets, net			598,508		973,069
Total Non-Current Assets			22,372,830		1,599,812
TOTAL ASSETS			23,710,684		3,545,766
Current Liabilities
Accounts payable and accrued expenses			167,355		60,771
Accrued commissions			85,206		143,383
VAT payable
Operating lease liabilities - Current			429,687		419,303
Deferred revenue					21,198
Total Current Liabilities			6,024,798		2,308,323
Non-Current Liabilities
Operating lease liabilities - Non-current			182,380		559,330
Total Non-Current Liabilities			182,380		559,330
Commitments and Contingencies
Stockholders’ Equity
Preferred stock, US$0.001 par value; 10,000,000 shares authorized; none issued and outstanding as of December 31, 2022
Preferred stock, par value			$ 0.001
Preferred stock, shares authorized			10,000,000
Preferred stock, shares issued			0
Preferred stock, shares outstanding			0
Common stock, US$.001 par value; 50,000,000 shares authorized; 10,000 shares issued and outstanding as of December 31, 2022			$ 1		10
Common stock, shares authorized			50,000,000
Common stock shares issued			0
Common stock, shares outstanding			0
Accumulated other comprehensive loss			$ (197,041)		(200,039)
Retained earnings			(2,765,403)		873,306
Total HWH International Inc. Stockholders’ (deficit) equity			(2,962,171)		673,277
Non-controlling interests			8,666		4,836
Total Stockholders’ (Deficit) Equity			(2,953,505)		678,113
TOTAL LIABILITIES AND STOCKHOLDERS’ (DEFICIT) EQUITY			23,710,684		3,545,766
Restatement [Member] | Related Party [Member]
Current Liabilities
Due to related party, net			$ 2,323,800		1,663,668
Restatement [Member] | Membership [Member]
Revenues:
Total Revenue					751,452
Cost of revenue
Total Cost of revenue					(523,243)
Restatement [Member] | Non Membership [Member]
Revenues:
Total Revenue					451,438
Cost of revenue
Total Cost of revenue					$ (165,122)